Inventories	12 Months Ended
Dec. 31, 2018
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Inventories
19.	Inventories

Million US dollar	2018	2017
Prepayments	123	101
Raw materials and consumables	2 387	2 304
Work in progress	363	387
Finished goods	1 215	1 216
Goods purchased for resale	146	111

Inventories	4 234	4 119
Inventories other than work in progress
Inventories stated at net realizable value	59	57

The cost of inventories recognized as an expense in 2018 amounts to 20 359m US dollar, included in cost of sales (2017: 21 386m US dollar; 2016: 17 803m US dollar).

Impairment losses on inventories recognized in 2018 amount to 72m US dollar (2017: 72m US dollar; 2016: 70m US dollar).